10. Finance Income and Finance Costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfFinanceIncomeCostsLineItems [Line Items]
Finance income / (costs) – net	€ (2,983)	€ (230)	€ 1,104
Interest Perceptive Loan Agreement (see note 17)
DisclosureOfFinanceIncomeCostsLineItems [Line Items]
Finance income / (costs) – net	0	(762)	(703)
Other finance cost Perceptive Loan Agreement (see note 17)
DisclosureOfFinanceIncomeCostsLineItems [Line Items]
Finance income / (costs) – net	0	(242)	0
Interest SVB Loan Agreement (see note 17)
DisclosureOfFinanceIncomeCostsLineItems [Line Items]
Finance income / (costs) – net	(690)	(41)	0
Foreign exchange differences
DisclosureOfFinanceIncomeCostsLineItems [Line Items]
Finance income / (costs) – net	(2,378)	691	1,808
Interest certificates of deposit with maturities of more than three months (see not 14)
DisclosureOfFinanceIncomeCostsLineItems [Line Items]
Finance income / (costs) – net	77	122	0
Other finance income/finance costs
DisclosureOfFinanceIncomeCostsLineItems [Line Items]
Finance income / (costs) – net	€ 8	€ 2	€ (1)